Consolidated Balance Sheets (Parentheticals) - $ / shares		Dec. 31, 2022	Dec. 31, 2021
Class A Ordinary shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, authorized	[1]	480,000,000	480,000,000
Ordinary shares, issued	[1]	13,590,400	10,790,400
Ordinary shares, outstanding	[1]	13,590,400	10,790,400
Class B Ordinary shares
Ordinary shares, par value (in Dollars per share)	[1]	$ 0.0001	$ 0.0001
Ordinary shares, authorized	[1]	20,000,000	20,000,000
Ordinary shares, issued	[1]	6,409,600	6,409,600
Ordinary shares, outstanding	[1]	6,409,600	6,409,600

[1]	Ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization completed on September 6, 2022 (Note 1(b)).